Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000074271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	5.76%	(2.22%)	3.38%
C000074270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	2.70%	(2.58%)	3.38%
C000074269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		1.30%	(2.65%)	3.54%
Without Sales Load [Member] | C000117929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		7.83%	(1.16%)	4.51%
Without Sales Load [Member] | C000074276 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.78%	(1.24%)	4.41%
Without Sales Load [Member] | C000074275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.49%	(1.48%)	4.16%
Without Sales Load [Member] | C000074274 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.26%	(1.74%)	3.90%
Without Sales Load [Member] | C000074273 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.76%	(2.21%)	3.38%
Without Sales Load [Member] | C000074272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.75%	(1.24%)	4.42%
Without Sales Load [Member] | C000074271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.76%	(2.22%)	3.38%
Without Sales Load [Member] | C000074270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.70%	(2.22%)	3.38%
Without Sales Load [Member] | C000074269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.48%	(1.49%)	4.16%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[3],[4]	22.35%	10.88%	12.58%
FTSE EPRA Nareit Developed Real Estate Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Real Estate Index (net div)
Average Annual Return, Percent	[3],[4]	9.28%	0.57%	3.04%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.